10-Q STOCKHOLDERS' EQUITY - Stock Repurchase Program (Details) - USD ($)				1 Months Ended				3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 11, 2023	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Stock repurchase program authorized amount			$ 15,000,000
Stock repurchase program period			18 months
Amount remaining available for repurchase under stock repurchase program	$ 6,192,546	$ 13,700,000		$ 6,192,546			$ 13,700,000	$ 6,192,546	$ 13,700,000
Stock Repurchase Program [Roll Forward]
Beginning balance, Treasury stock (in shares)						146,650		146,650	0
Total Number of Shares Purchased (in shares)				114,400	200,916	316,800			146,650
Ending balance, Treasury stock (in shares)	778,766	146,650		778,766			146,650	778,766	146,650
Cost of Shares Repurchased, Beginning of Period						$ 1,283,062		$ 1,283,062	$ 0
Cost of Shares Repurchased				$ 1,379,457	$ 2,480,383	$ 3,664,552		7,524,392	1,283,062
Cost of Shares Repurchased, End of Period	$ 8,807,454	$ 1,283,062		$ 8,807,454			$ 1,283,062	$ 8,807,454	$ 1,283,062
Average Price Paid per Share (in dollars per share)	$ 11.50	$ 8.82		$ 12.06	$ 12.35	$ 11.61	$ 8.82